ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2021
Accounts Receivable, after Allowance for Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET
5. ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2020	2021
	RMB	RMB
Factoring receivables	122,089	115,924
Receivables from sales channels on other platforms	35,950	231
Receivables from merchants under marketplace business	8,439	5,898
Receivables from other revenue	6,858	3,338
Less: allowance for credit losses	(8,603)	(7,225)

Total accounts receivable, net	164,733	118,166